GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

20     GOODWILL

Goodwill consisted of the following:

	As of December, 31
	2017	2018
Beginning balance	3,365	3,365
Acquisition	—	49,417
Ending balance	3,365	52,782

There was no goodwill impairment as of December 31, 2017 and 2018.